                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [_]; Amendment Number: ______
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPINNAKER ASSET MANAGEMENT - SAM LIMITED
Address: C/O SPINNAKER CAPITAL CGR LTDA
         AL SANTOS 1940
         SAO PAULO - SP
         BRAZIL 01418-200

Form 13F File Number: 28-12864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARCOS LEDERMAN
Title:   DIRECTOR
Phone:   +551145052278

Signature, Place, and Date of Signing:

                           SAO PAULO, SP, BRAZIL
---------------------- ---------------------------- ----------------------------
      [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

     28-28-12863                SPINNAKER CAPITAL LIMITED
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      ______________________

Form 13F Information Table Entry Total: ______________________

Form 13F Information Table Value Total: ______________________
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.   Form 13F File Number          Name

    ___   28-________________________   ______________________

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------- -------------- -------- -------- ------------------ ---------- -------- -----------------
                                         VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
 NAME OF ISSUER TITLE OF CLASS  CUSIP   (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------- -------------- -------- -------- -------- ---- ---- ---------- -------- -----------------


[Repeat as Necessary]